Other Liabilities - Summary of Accrued Expenses and Other Liabilities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Other Liabilities [Line Items]
Other liabilities	₩ 43,651,463	$ 30,218,036	₩ 36,429,662
Other financial liabilities
Other Liabilities [Line Items]
Other liabilities	40,469,257		33,594,883
Other payables
Other Liabilities [Line Items]
Other liabilities	19,797,372		15,229,554
Prepaid card and debit card payables
Other Liabilities [Line Items]
Other liabilities	38,214		36,125
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	5,548,330		5,862,874
Financial guarantee contracts liabilities
Other Liabilities [Line Items]
Other liabilities	61,811		31,668
Deposits for letter of guarantees and others
Other Liabilities [Line Items]
Other liabilities	812,595		1,079,417
Domestic exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	98,133		295,326
Foreign exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	266,026		268,794
Borrowings of other accounting businesses
Other Liabilities [Line Items]
Other liabilities	18,849		4,404
Due to trust accounts
Other Liabilities [Line Items]
Other liabilities	11,137,898		8,232,002
Liability incurred from agency relationships
Other Liabilities [Line Items]
Other liabilities	765,269		794,661
Account for agency businesses
Other Liabilities [Line Items]
Other liabilities	925,566		733,654
Dividend payables
Other Liabilities [Line Items]
Other liabilities	2,218		1,836
Lease liabilities
Other Liabilities [Line Items]
Other liabilities	901,113		964,399
Others
Other Liabilities [Line Items]
Other liabilities	95,863		60,169
Other non-financial liabilities
Other Liabilities [Line Items]
Other liabilities	3,182,206		2,834,779
Other payables
Other Liabilities [Line Items]
Other liabilities	439,658		395,951
Unearned revenue
Other Liabilities [Line Items]
Other liabilities	376,310		367,468
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	1,329,545		1,153,956
Deferred revenue on credit card points
Other Liabilities [Line Items]
Other liabilities	233,455		238,584
Withholding taxes
Other Liabilities [Line Items]
Other liabilities	356,720		286,435
Others
Other Liabilities [Line Items]
Other liabilities	₩ 446,518		₩ 392,385